AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 35.3%
Communications Equipment – 3.8%
Arista Networks, Inc.(a)	56,762	$21,786,391
Motorola Solutions, Inc.	27,750	12,477,232

		34,263,623

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	63,184	4,117,070

Semiconductors & Semiconductor Equipment – 18.1%
Applied Materials, Inc.	54,081	10,927,066
ASML Holding NV (REG)	8,692	7,242,609
Broadcom, Inc.	111,740	19,275,150
NVIDIA Corp.	673,979	81,848,010
QUALCOMM, Inc.	107,214	18,231,741
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	45,630	7,924,562
Texas Instruments, Inc.	89,770	18,543,789

		163,992,927

Software – 12.9%
Adobe, Inc.(a)	7,464	3,864,710
AppLovin Corp. - Class A(a)	5,030	656,667
Cadence Design Systems, Inc.(a)	26,505	7,183,650
Manhattan Associates, Inc.(a)	28,201	7,935,197
Microsoft Corp.	191,647	82,465,704
ServiceNow, Inc.(a)	9,550	8,541,424
Synopsys, Inc.(a)	12,553	6,356,714

		117,004,066

		319,377,686

Health Care – 16.7%
Biotechnology – 3.3%
Genmab A/S (Sponsored ADR)(a)	147,067	3,585,494
Vertex Pharmaceuticals, Inc.(a)	56,540	26,295,623

		29,881,117

Health Care Equipment & Supplies – 3.4%
Edwards Lifesciences Corp.(a)	32,671	2,155,959
IDEXX Laboratories, Inc.(a)	22,098	11,164,352
Intuitive Surgical, Inc.(a)	34,597	16,996,468

		30,316,779

Health Care Providers & Services – 1.8%
UnitedHealth Group, Inc.	27,716	16,204,991

Health Care Technology – 1.1%
Veeva Systems, Inc. - Class A(a)	49,205	10,326,653

Life Sciences Tools & Services – 2.1%
Mettler-Toledo International, Inc.(a)	4,170	6,253,749
Waters Corp.(a)	16,142	5,809,345
West Pharmaceutical Services, Inc.	22,770	6,834,643

		18,897,737

Company	Shares	U.S. $ Value

Pharmaceuticals – 5.0%
Eli Lilly & Co.	31,815	$28,186,181
Zoetis, Inc.	89,074	17,403,278

		45,589,459

		151,216,736

Consumer Discretionary – 14.2%
Automobiles – 0.8%
Ferrari NV	15,818	7,436,200

Broadline Retail – 6.0%
Amazon.com, Inc.(a)	289,705	53,980,733

Hotels, Restaurants & Leisure – 1.4%
Chipotle Mexican Grill, Inc.(a)	218,250	12,575,565

Specialty Retail – 4.0%
Home Depot, Inc. (The)	60,259	24,416,947
Tractor Supply Co.	41,894	12,188,221

		36,605,168

Textiles, Apparel & Luxury Goods – 2.0%
Lululemon Athletica, Inc.(a)	33,935	9,208,262
NIKE, Inc. - Class B	41,787	3,693,971
On Holding AG - Class A(a)	110,730	5,553,109

		18,455,342

		129,053,008

Communication Services – 13.7%
Entertainment – 3.0%
Netflix, Inc.(a)	39,068	27,709,760

Interactive Media & Services – 10.7%
Alphabet, Inc. - Class C	278,994	46,645,007
Meta Platforms, Inc. - Class A	87,373	50,015,800

		96,660,807

		124,370,567

Industrials – 7.0%
Building Products – 2.0%
Otis Worldwide Corp.	134,373	13,966,730
Trex Co., Inc.(a)	65,913	4,388,487

		18,355,217

Commercial Services & Supplies – 2.2%
Copart, Inc.(a)	371,979	19,491,700

Electrical Equipment – 0.3%
AMETEK, Inc.	18,110	3,109,668

Ground Transportation – 0.4%
Saia, Inc.(a) (b)	8,760	3,830,398

Company	Shares	U.S. $ Value

Professional Services – 1.3%
Verisk Analytics, Inc.	42,987	$11,518,796

Trading Companies & Distributors – 0.8%
United Rentals, Inc.	8,450	6,842,218

		63,147,997

Consumer Staples – 6.3%
Beverages – 3.0%
Celsius Holdings, Inc.(a)	110,370	3,461,203
Monster Beverage Corp.(a)	456,707	23,826,404

		27,287,607

Consumer Staples Distribution & Retail – 3.3%
Costco Wholesale Corp.	33,815	29,977,674

		57,265,281

Financials – 4.5%
Capital Markets – 0.3%
Cboe Global Markets, Inc.	10,840	2,220,791

Financial Services – 4.2%
Visa, Inc. - Class A	138,826	38,170,209

		40,391,000

Materials – 1.6%
Chemicals – 1.6%
Sherwin-Williams Co. (The)	36,951	14,103,088

Total Common Stocks (cost $449,191,110)		898,925,363

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d) (cost $11,600)	11,373	11,600

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(e) (f) (g) (cost $7,426,098)	7,426,098	7,426,098

Total Investments – 100.1% (cost $456,628,808)(h)		906,363,061
Other assets less liabilities – (0.1)%		(1,177,601)

Net Assets – 100.0%		$905,185,460

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $461,188,296 and gross unrealized depreciation of investments was $(11,454,043), resulting in net unrealized appreciation of $449,734,253.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$898,925,363	$—	$—	$898,925,363
Rights	—	—	11,600	11,600
Short-Term Investments	7,426,098	—	—	7,426,098

Total Investments in Securities	906,351,461	—	11,600	906,363,061
Other Financial Instruments(b)	—	—	—	—

Total	$906,351,461	$—	$11,600	$906,363,061

(a)	See Portfolio of Investments for sector classification.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$35,427	$58,731	$86,732	$7,426	$742